GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Radware Ltd. (the "Company"), an Israeli company commenced operations in April 1997. The Company and its subsidiaries (the "Group") are engaged in the development, manufacture and sale of cyber security and application delivery solutions for cloud, on-premises, and Software Defined Data Centers (“SDDC”). The Group’s solutions secure the digital experience by providing infrastructure, application, and network protection and availability services to enterprises globally. The Group’s solutions are deployed by, among others, enterprises, carriers and cloud service providers worldwide.

b.
On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDAM which was a related party and the sole single-managed security service provider of the Company for a total consideration of (1) $30,000 in cash and (2) additional contingent consideration of up to $12,500 based on the revenues of the Company’s cloud DDoS protection service subsequent to the acquisition. For additional details, see also Note 3 and Note 18b.

c.
On January 18, 2022, the Company established Skyhawk (CNP) Security Ltd. ("Skyhawk") and transferred to Skyhawk all of the intangible assets related to the Cloud Native Protector business. On April 29, 2022, Skyhawk entered into the Series A Preferred Share Agreement (the "Agreement"). According to the Agreement, Skyhawk issued 31,210,708 Preferred A Shares, NIS 0.001 par value each, for a total consideration of $35,000.

d.	The Company has established wholly-owned subsidiaries in various countries worldwide. The Company's subsidiaries are engaged primarily in sales, marketing and support activities of its core products.

e.
The Group primarily relies on two original design manufacturers to supply certain hardware platforms and components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary platforms or components, the Group will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's operation and financial performance.